Acquisition of SugarLeaf Labs - Summary of Purchase Price of Acquisition, Fair Value of Identifiable Assets Acquired and Liabilities Assumed as of Acquisition Date (Details)	Jul. 24, 2019 CAD ($)
Disclosure Of Business Combinations [Line Items]
Trade and other receivables	$ 151,178
Inventories	1,130,965
Property and equipment	1,936,574
Right-of-use asset	499,797
Assets acquired	25,100,548
Trade and other payables	125,956
Lease liability	522,843
Liabilities assumed	648,799
Net assets acquired	24,451,749
Goodwill	115,817,746
Gross purchase consideration	140,269,495
Less: Settlement of pre-existing relationship	(1,566,362)
Purchase price	138,703,133
Cash	15,770,400
Common shares	7,966,970
Contingent consideration - Classified as a liability	94,375,855
Contingent consideration - Classified as contributed surplus	20,589,908
Customer relationships
Disclosure Of Business Combinations [Line Items]
Identifiable intangible assets recognised as of acquisition date	9,173,116
Farmer Relationships
Disclosure Of Business Combinations [Line Items]
Identifiable intangible assets recognised as of acquisition date	$ 12,208,918